Annual Operating Expenses - FidelityMid-CapStockFund-KPRO - FidelityMid-CapStockFund-KPRO - Fidelity Mid-Cap Stock Fund - Fidelity Mid-Cap Stock Fund - Class K	Jun. 29, 2023
Operating Expenses:
Management fee	0.69%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[2]
Total annual operating expenses	0.75%	[2]

[1]	A The management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the S&P MidCap 400® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	B Adjusted to reflect current fees.